                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-1144

                       THE FINANCE COMPANY OF PENNSYLVANIA
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code 215-351-4778

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2006

                      THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                     (LOGO)

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2006

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                             Peter Bedell

                                    OFFICERS
                        Charles E. Mather III, President
                  Herbert S. Riband, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                          PHILADELPHIA, PA 19106-3406

                                 August 4, 2006

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed.

     At the Annual Meeting April 19, 2006, Shaun F. O'Malley and Jonathan D. Scott each were elected Directors for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

     We continue to watch vigilantly what has been a turbulent market in order to provide the best possible return for our shareholders.

                                                       -s- Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2006

                              ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $2,421,319)...............  $ 2,421,319
     U.S. AGENCY SECURITIES & BONDS
           (IDENTIFIED COST $5,900,365)...............    5,638,855
     COMMON STOCKS & MUTUAL FUNDS
           (IDENTIFIED COST $16,607,633)
           INCLUDING AFFILIATE (NOTE 2)...............   55,182,101
                                                        -----------
                TOTAL INVESTMENTS.....................   63,242,275
CASH..................................................      121,193
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      134,174
RECEIVABLE SECURITIES SOLD AND PREPAID EXPENSES.......       54,230
OTHER ASSETS..........................................           --
                                                        -----------

                TOTAL.................................   63,551,872
                                                        -----------
                            LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................        2,773
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM REC'D
  $99,947)............................................       95,200
DIVIDENDS PAYABLE.....................................        6,885
                                                        -----------

                TOTAL.................................      104,858
                                                        -----------
                            NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,322.97 PER SHARE ON SHARES OF
     47,958 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 2006 (AUTHORIZED 232,000 SHARES)........  $63,447,014
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2006

                         SHORT-TERM SECURITIES -- 3.83%

                                                                        Aggregate
                                                                          Quoted
                      Face Value/                        Identified    Market Price
                   Principal Amount                         Cost         (Note 1)
-------------------------------------------------------  -----------   ------------
      1,962,181         BLACKROCK FED FUND #30.........  $ 1,962,181   $ 1,962,181
        177,978         BLACKROCK FED. SEC. FUND #11...      177,978       177,978
         10,000         BLACKROCK TREAS. TRUST FUND
                             #62.......................       10,000        10,000
        271,160         PNC MONEY MARKET FUND..........      271,160       271,160
                                                         -----------   -----------

                                TOTAL..................  $ 2,421,319   $ 2,421,319
                                                         -----------   -----------

                   U.S. AGENCY SECURITIES AND BONDS -- 8.92%


      Principal
       Amount
---------------------
      2,000,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5.4% DUE 9/15/2014...  $ 2,002,053   $ 1,909,800
         50,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 3.51% DUE
                             11/9/2007.................       48,240        48,697
        150,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 1/29/2014.....      140,931       140,916
         40,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 2/25/2014.....       37,542        37,558
         60,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 9/26/2014.....       56,057        56,119
         69,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 10/15/2014....       64,655        64,479
         25,000         ADDISON ALTON ZERO A
                             DUE 11/15/2011,
                             11/13/2011................       18,578        17,946
        280,000         ARKANSAS ST. DEV. FINANCIAL
                             AUTHORITY 4.8% DUE
                             9/1/2008, 8/31/2008.......      280,000       274,268
        150,000         CITY OF NORTH LITTLE ROCK REF
                             A-2 7% DUE 07/20/2014,
                             7/17/2014.................       95,682        87,840

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2006

                 U.S. AGENCY SECURITIES AND BONDS -- CONTINUED

                                                                        Aggregate
                                                                          Quoted
      Principal                                          Identified    Market Price
       Amount                                               Cost         (Note 1)
---------------------                                    -----------   ------------
         35,000         CUYQAHOGA ECO GATEWAY-A
                             DUE 6/1/2022,
                             11/30/2017................  $    42,921   $    41,334
         95,000         DALLAS FT. WORTH AIRPORT 6.6%
                             DUE 11/1/2012,
                             10/4/2011.................      102,976        98,017
         68,385         DLJ MORTGAGE ACCEPT. CORP.
                             6.82% DUE 10/15/2030,
                             6/15/2007.................       70,788        68,966
         30,000         EAST BATON ROUGE MTG CL A
                             DUE 09/10/2014,
                             9/8/2014..................       19,092        18,175
        290,000         FULTON CITY, GA DEV AUTH 5.75%
                             DUE 3/1/2014,
                             12/14/2010................      295,902       280,262
        225,000         GLENDALE WIS CMNTY DEV AUTH
                             4.9% DUE 10/1/2011........      225,000       213,071
        275,000         MACHESNEY PARK, ILL 4.88%
                             DUE 12/1/2010,
                             11/30/2010................      275,000       262,644
        100,000         MISSISSIPPI ST. 7.1%
                             DUE 9/1/2015, 8/31/2006...      102,393       100,121
        190,000         MIAMI BEACH FL REDEV 8.8%
                             DUE 12/1/2015,
                             12/3/2006.................      202,462       196,205
         80,000         NJ ECONOMIC DEV. AUTHORITY
                             5.178% DUE 11/1/2015,
                             10/1/2011.................       80,000        77,459
        340,000         PEORIA SCHOOL DISTR.
                             DUE 1/1/2011,
                             12/31/2010................      277,316       263,248
        150,000         ROGERS CNTY, OK HSG
                             DUE 07/15/2014,
                             7/13/2014.................       96,268        92,138
        100,000         SPARKS REGL. MED. CTR.
                             6.65% DUE 6/15/2012,
                             9/4/2010..................      101,091       102,231
        510,000         TEXAS ST VETS HSG 7%
                             DUE 12/01/2010............      543,393       523,796

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2006

                 U.S. AGENCY SECURITIES AND BONDS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
      Principal                                          Identified    Market Price
       Amount                                               Cost         (Note 1)
---------------------                                    -----------   ------------
        300,000         VERIZON NEW JERSEY
                             8% DUE 6/1/2022...........  $   362,900   $   318,969
        350,000         YORBA LINA CA REDEV. AGENCY
                             5.25% DUE 09/01/2015......      359,124       344,596
                                                         -----------   -----------

                                TOTAL..................    5,900,365     5,638,855
                                                         -----------   -----------

                            COMMON STOCKS -- 87.25%

       Number
      of Shares
---------------------
                        PETROLEUM AND MINING -- 12.44%
        116,806         EXXON MOBIL CORP. ............  $   154,159   $ 7,166,048
         10,000         PENN VIRGINIA CORP. ..........        2,292       698,800
                                                        -----------   -----------
                                TOTAL.................      156,451     7,864,848
                                                        -----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 33.23%
        281,894         PNC FINANCIAL SERVICES GROUP        170,354
                             INC. ....................                 19,780,502
         20,000         MARSH & MCLENNAN COMPANIES          262,439
                             INC. ....................                    537,800
         12,000         STATE STREET CORP. ...........       88,500       697,080
                                                        -----------   -----------
                                TOTAL.................      521,293    21,015,382
                                                        -----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 23.05%
         12,900         ARAMARK CORP. CLASS B.........      346,985       427,119
          8,800         AMERICAN EXPRESS CO. .........      453,426       468,336
          9,600         ANHEUSER-BUSCH COS. ..........      453,085       437,664
         15,800         AVON PRODUCTS, INC. ..........      486,096       489,800
            200         BERKSHIRE HATHAWAY B .........      449,324       608,600
         37,800         BIG LOTS INC. ................      598,230       645,624

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2006

                           COMMON STOCKS -- CONTINUED

                                                                       Aggregate
       Number                                                            Quoted
      of Shares                                         Identified    Market Price
---------------------                                      Cost         (Note 1)
         10,500         CARNIVAL CORP. ...............  $   470,317   $   438,270
          6,400         CDW CORP. ....................      357,017       349,760
         11,100         COLGATE PALMOLIVE CO. ........      611,145       664,890
         19,800         DOVER CORP. ..................      163,129       978,714
         18,000         DOW CHEMICAL CO. .............      116,338       702,540
          5,500         EMERSON ELECTRIC CO. .........       83,724       460,955
          4,200         FEDEX CORP. ..................      483,792       490,812
          8,800         GANNETT INC. .................      572,894       492,184
         10,200         GENERAL ELECTRIC CO. .........      345,099       336,192
         18,000         HARTE HANKS INC. .............      280,474       461,520
         22,500         HASBRO INC. ..................      271,125       407,475
         10,000         INT'L BUSINESS MACHINES             256,675
                             CORP. ...................                    768,200
         13,500         JONES APPAREL GROUP...........      461,455       429,165
         11,800         KIMBERLY-CLARK CORP. .........      563,144       728,060
          6,200         MANPOWER INC. ................      292,223       400,520
         22,000         MICROSOFT CORP. ..............      502,920       512,600
         15,000         MOLEX INC. CLASS A............      448,674       430,950
         20,500         PALL CORPORATION..............      419,512       574,000
         24,000         PITNEY BOWES INC. ............      750,286       991,200
         32,000         STEELCASE INC. CL A...........      386,240       526,400
         13,000         TYCO INT'L LTD. ..............      329,688       357,500
                                                        -----------   -----------
                                TOTAL.................   10,953,017    14,579,050
                                                        -----------   -----------

                        DRUGS AND PHARMACEUTICALS -- 4.21%
         10,500         ABBOTT LABORATORIES INC. ......  $   348,694   $   457,905
          7,500         BECTON, DICKINSON & CO. .......      210,697       458,475
         10,000         HCA............................      379,580       431,500
         12,600         JOHNSON & JOHNSON..............       69,355       754,992
          1,567         MEDCO HEALTH SOLUTIONS.........        7,832        89,757
         13,000         MERCK & CO. INC. ..............      138,569       473,590
                                                         -----------   -----------
                                TOTAL..................    1,154,728     2,666,219
                                                         -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2006

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        ADVERTISING & COMMUNICATIONS -- 2.73%
         13,000         COMCAST CORP. CLASS A
                             SPECIAL...................  $   390,260   $   426,140
         20,000         VERIZON COMMUNICATIONS INC. ...      178,287       669,800
         29,500         VODAPHONE GROUP PLC............      689,960       628,350
                                                         -----------   -----------
                                TOTAL..................    1,258,507     1,724,290
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 2.18%
         18,000         COCA COLA CO. .................       21,581       774,360
         18,100         MCDONALDS CORP. ...............      245,966       608,160
                                                         -----------   -----------
                                TOTAL..................      267,547     1,382,520
                                                         -----------   -----------
                        ENERGY -- 0.58%
         12,500         DUKE ENERGY CORP. .............      224,691       367,125
                                                         -----------   -----------
                        INTERNATIONAL -- 4.70%
         52,455         ARTISAN INTERNATIONAL FUNDS....    1,000,000     1,453,517
         27,421         HARBOR INTERNATIONAL FUNDS ....    1,000,000     1,516,641
                                                         -----------   -----------
                                TOTAL..................    2,000,000     2,970,159
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 4.13%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     2,612,508
                                                         -----------   -----------
                                TOTAL COMMON STOCKS....   16,607,633    55,182,101
                                                         -----------   -----------
                                TOTAL INVESTMENTS......  $24,929,316   $63,242,275
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING FROM AFFILIATE -- NOTE
             2).......................................    $  727,411
           INTEREST...................................       154,399
                                                          ----------
                TOTAL.................................       881,810
     EXPENSES:
           AUDITING & ACCOUNTING.........  $    40,260
           COMPENSATION..................       63,038
           COMPLIANCE FEES...............       23,700
           CUSTODIAN.....................       12,720
           DIRECTORS' FEES...............       28,900
           INSURANCE.....................       13,246
           INVESTMENT ADVISORY FEES (NOTE
             6)..........................       67,093
           LEGAL.........................       16,700
           TAXES OTHER THAN INCOME
             TAXES.......................       20,213
           OTHER OFFICE AND
             ADMINISTRATIVE..............       26,411
                                           -----------
                TOTAL.................................       312,281
                                                          ----------
    NET INVESTMENT INCOME.............................       569,529
                                                          ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES...........  $ 9,637,831
           COST OF SECURITIES SOLD.......    5,009,961
                                           -----------
                NET REALIZED GAIN.....................     4,627,870
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2006............  $38,545,105
           AT JUNE 30, 2006..............   38,317,706
                                           -----------
     DECREASE IN NET UNREALIZED APPRECIATION..........      (227,399)
                                                          ----------
NET REALIZED GAIN AND UNREALIZED LOSS ON
  INVESTMENTS.........................................     4,400,471
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
  (NOTE 1)............................................            --
                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................    $4,970,000
                                                          ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2006 AND THE
                          YEAR ENDED DECEMBER 31, 2005

                                               2006          2005
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
     NET INVESTMENT INCOME................  $   569,529   $ 1,157,792
     NET REALIZED GAIN ON INVESTMENTS.....    4,627,870     1,472,776
     INCREASE (DECREASE) IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......     (227,399)      555,347
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --      (340,670)
                                            -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS.........    4,970,000     2,845,245
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (6,418)       (2,577)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................      (33,234)       (3,291)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (336,994)   (1,432,145)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY
        TRANSACTIONS)(NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (751,488)     (366,630)
                                            -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET
        ASSETS............................    3,841,865     1,040,602
NET ASSETS:
     BEGINNING OF YEAR....................   59,605,148    58,564,546
                                            -----------   -----------
     FOR THE SIX MONTHS AND END OF YEAR
        [INCLUDING UNDISTRIBUTED NET
        INVESTMENT INCOME OF $439,345 AND
        ($268,923) RESPECTIVELY]..........  $63,447,014   $59,605,148
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 606 shares of capital stock redeemed during the period ended June 30, 2006.
     For the six months ended June 30, 2006, the Company distributed portfolio securities with a fair market value of $319,768 and a cost of $2,837. The related gain of $316,931 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.
     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.
Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2006. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2). Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.
Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.
Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.
Bond Maturity Dates
     Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.
Investing in Government Sponsored Agency Securities
     The Company may invest in securities issued by the Federal Home Loan Banks ("FHLB's") and similar United States Government sponsored entities. FHLB's and other similar sponsored entities, although chartered and sponsored by U.S. Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by FHLB's are neither guaranteed nor insured by the United States Government.
Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.
     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                  (UNAUDITED)

                                June 30, 2006               6 Months
                      ---------------------------------   Ended 6/30/06
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $2,612,508      $36,600
                      ======     =======     ==========      =======

3. COVERED CALLS WRITTEN
     At June 30, 2006, the Company has written covered calls as follows:

Common                 Expiration   Exercise   Premium    Shares Subject    Fair
Stock                     Date       Price     Received      to Call        Value
------                 ----------   --------   --------   --------------    -----
Dover Corp. .........    9/16/06      $ 45      $ 4.85        10,000       $49,000
Fedex Corp. .........   10/21/06      $110      $12.25         4,200       $46,200

4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2006 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks & bonds........  $5,121,695     $ 9,637,831    $5,009,961
U.S. Agency Securities.......     299,073             -0-           -0-
Short-term securities........   4,114,518       3,565,256     3,565,256
                               ----------     -----------    ----------
     Total...................  $9,535,286     $13,203,087    $8,575,217
                               ==========     ===========    ==========

     The amounts above do not include the market value and cost of shares distributed in connection with redemptions. During 2006, the company distributed common stock with value of $319,768 and cost of $2,837.

                                  (UNAUDITED)

5. LEASE
     The Company rents office space under a lease expiring in April 2007. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $8,370.

6. OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2006
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $63,038.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

     Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of .3 of 1%.

                        CONDENSED FINANCIAL INFORMATION

     Selected data for each share of capital stock outstanding throughout each period:

                            Six
                           Months
                           Ended
                          June 30,               Years Ended December 31,
                         ----------   ----------------------------------------------
                            2006        2005        2004        2003         2002
                         ----------   ---------   ---------   ---------   ----------
Investment income......  $   33.60    $   35.65   $   34.94   $   34.64   $    34.46
Expenses...............      11.90        12.11       11.25        9.55         8.92
                         ---------    ---------   ---------   ---------   ----------
Net investment
  income...............      21.70        23.54       23.69       25.09        25.54
Dividends from net
  investment income....      (7.00)      (29.45)     (31.50)     (31.33)      (29.25)
Net realized gain
  (loss) and increase
  (decrease) in
  unrealized
  appreciation.........      80.92        34.98       60.00      189.87      (161.28)
                         ---------    ---------   ---------   ---------   ----------
Net increase (decrease)
  in net assets
  value................      95.62        29.07       52.19      183.63      (164.99)
Net assets value:
  Beginning of year....   1,227.35     1,198.28    1,146.09      962.46     1,127.45
                         ---------    ---------   ---------   ---------   ----------
  End of year..........  $1,322.97    $1,227.35   $1,198.28   $1,146.09   $   962.46
                         =========    =========   =========   =========   ==========
Net Assets at end of
  Period (in
  millions)............  $    63.4    $    59.6   $    58.6   $    56.5   $     47.7
Annual ratio of
  expenses to average
  net assets...........      1.00%        1.02%       0.98%       0.91%        0.84%
Annual ratio of net
  investment income to
  average net assets...      1.82%        1.98%       2.06%       2.38%        2.42%
Annual portfolio
  turnover rate........     34.89%       18.61%      10.14%       7.28%       11.73%
Annual Total Investment
  Return...............     16.72%        4.88%       7.30%      22.33%     (12.04)%
Number of shares
  outstanding at end of
  period in
  thousands............         48           49          49          49           49

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                  (UNAUDITED)

                                   PURCHASES

                                                       STOCKS
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2006
                                                ----------   --------
                                                  Number of Shares
                                                ---------------------
Avon Products Inc. ...........................    15,800      15,800
Big Lots Inc. ................................    37,800      37,800
Carnival Corp. ...............................    10,500      10,500
CDW Corp. ....................................     6,400       6,400
Comcast Corp. Class A Special.................    13,000      13,000
Fedex Corp. ..................................     4,200       4,200
Gannett Inc. .................................     7,000       8,800
Jones Apparel Group...........................    10,800      13,500
Microsoft Inc. ...............................    22,000      22,000
Molex Inc. Class A............................    15,000      15,000
Tyco International Ltd. ......................    13,000      13,000

                                                    MUTUAL FUNDS
                                               ----------------------
                                                Changes      Balance
                                                 During     June 30,
                                               the Period     2006
                                               ----------   ---------
                                                  Number of Shares
                                               ----------------------
Artisan Funds International..................     18,302       52,455
Harbor International Funds...................      9,166       27,421

                                                   U.S. GOVERNMENT
                                                     SECURITIES
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2006
                                                ----------   --------
                                                   Number of Units
                                                ---------------------
FHLB Bonds 5% due 1/29/2014...................   150,000     150,000
FHLB Bonds 5% due 2/25/2014...................    40,000      40,000
FHLB Bonds 5% due 9/26/2014...................    60,000      60,000
FHLB Bonds 5% due 10/15/2014..................    69,000      69,000

                                     SALES

                                                       STOCKS
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2006
                                                ----------   --------
                                                  Number of Shares
                                                ---------------------
Ameriprise Financial Inc. ....................     1,220          --
Aramark Corp. ................................     3,900      12,900
Avon Products Inc. ...........................    15,800      15,800
Big Lots Inc. ................................    37,800      37,800
Bristol Myers Squibb..........................    16,000          --
Comcast Corp. Class A Special.................    13,000      13,000
Computer Sciences Corp. ......................     5,800          --
Dover Corp. ..................................     4,200      19,800
Emerson Electric Co. .........................     1,400       5,500
Fedex Corp. ..................................     4,200       4,200
Gannett Inc. .................................     4,200       8,800
Jones Apparel Group...........................    10,800      13,500
Manpower Inc. ................................     5,000       6,200
Microsoft Inc. ...............................    16,700      22,000
Molex Inc. Class A............................    15,000      15,000
PNC Financial Services........................    54,695     281,894
State Street Corp. ...........................     8,000      12,000

                                                        BONDS
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2006
                                                ----------   --------
                                                   Number of Units
                                                ---------------------
DLJ Mortgage Accept. Corp. 6.82% due
  10/15/2030..................................     7,164      68,385
Sparks Regl Med Ctr. 7.124% due 6/15/2017.....   175,000          --
Texas St. Go Series A.........................    50,000     510,000
Washington St Hsg 5.7% due 7/15/2010..........   100,000          --

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 48,361 shares of common stock of the company outstanding and entitled to vote, a total of 46,490 were represented either in person or by proxy at the annual shareholders meeting held on April 19, 2006.

     Votes totaling 46,490 were cast for Shaun F. O'Malley and Jonathan D. Scott to serve as directors of the company, each for a three-year period.